Revenue - Schedule of Revenue Recognized in Consolidated Statements of Profit or Loss (Parenthetical) (Detail) - EUR (€)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Revenue
Revenue	€ 100,954,000	€ 95,894,000
Denmark [member]
Revenue
Revenue	€ 2,400,000	€ 0